As filed with the Securities and Exchange Commission on July 25, 2003

                                                     1933 Act File No. 333-28697
                                                     1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
   Pre-Effective Amendment No.                                               [ ]
                                      ----
   Post-Effective Amendment No.        14                                    [X]
                                      ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
   Amendment No.                       15
                                      ----
                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately upon filing pursuant to paragraph (b)
   [X]  on August 27, 2003 pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1)
   [ ]  75 days after filing pursuant to paragraph (a)(2)
   [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
   [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  POTOMAC FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement:

            Signature Page

            Exhibits


The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 13 to its Registration Statement until August 27, 2003.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on July 25, 2003. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                  POTOMAC FUNDS

                                  By:  Lawrence C. Rafferty*
                                       ------------------------------
                                       Lawrence C. Rafferty
                                       Chief Executive Officer

Attest:

/s/ Jesse J. Noel
-----------------------------
Jesse J. Noel
Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                            Date
---------                             -----                            ----
Lawrence C. Rafferty*                 Chief Executive Officer          July 25, 2003
-----------------------------
Lawrence C. Rafferty

Jay F. Higgins*                       Trustee                          July 25, 2003
-----------------------------
Jay F. Higgins

Daniel J. Byrne*                      Trustee                          July 25, 2003
-----------------------------
Daniel J. Byrne

Kevin G. Boyle*                       Trustee                          July 25, 2003
-----------------------------
Kevin G. Boyle

Gerald E. Shanley III*                Trustee                          July 25, 2003
-----------------------------
Gerald E. Shanley III

/s/ Jesse J. Noel                     Chief Financial Officer          July 25, 2003
-----------------------------
Jesse J. Noel


*By: Daniel D. O'Neill
     -----------------------------------
     Daniel D. O'Neill, Attorney-In Fact
